U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


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1.   Name and address of issuer:
                                   Forum Funds
                                   Two Portland Square
                                   Portland, Maine 04101


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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               Investors Bond Fund
                                TaxSaver Bond Fund
                              Payson Balanced Fund
                             Investors Growth Fund
                         Maine Municipal Bond Fund
                                 Payson Value Fund
                           New Hampshire Bond Fund
                    Investors High Grade Bond Fund
                Oak Hall Small Cap Contrarian Fund
                         Austin Global Equity Fund
                      Quadra Limited Maturity Fund
                          Quadra Value Equity Fund
                                Quadra Growth Fund
                  Quadra International Equity Fund
                    Quadra Opportunistic Bond Fund

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3.   Investment Company Act File Number:    811-3023
     Securities Act File Number:             2-67052


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4(a). Last day of fiscal year for which this Form is filed:

                                   March 31, 1998


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
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4(b).  [ ] Check box if this Form is  being  filed  late (i.e.,  more  than  90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.



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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
Form.



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5. Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                                      -------------------------
                                                                                                               $0
                                                                                         -------------------------

     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year:                     --------------------
                                                                              $30,615,854
                                                                     --------------------

     (iii)    Aggregate  price of securities  redeemed or or repurchased  during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:                                     --------------------
                                                                                 $248,663
                                                                     --------------------

                                                                                         -------------------------
     (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:           -               $30,864,517
                                                                                         -------------------------

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                        -------------------------
                                                                                                               $0
                                                                                         -------------------------

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     (vi)   Redemption credits available for use in future years              $30,864,517
            -- if Item 5(i)is less than Item 5(iv)[subtract Item     --------------------
            5(iv) from Item 5(i)]:
-----------------------------------------------------------------------------------------

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                                            -------------------------
                                                                                                         $0.000295
                                                                                         -------------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)]  (enter "0" if no fee is due):                                       -------------------------
                                                                                       =                        $0
                                                                                         =========================

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

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                19,005,339 Shares

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                38,395,130 Shares


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                       -------------------------
                                                      +                       $0
                                                       -------------------------

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8. Total amount of the  registration fee due plus any interest due [line 5(viii)
   plus line 7]:

                                                       -------------------------
                                                      =                       $0
                                                       -------------------------





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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
    Commission's lockbox depository: N/A

    Method of Delivery:
                                   [  ]    Wire Transfer
                                   [  ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/  Leslie K. Klenk
                                   ---------------------------------------------
                                   Leslie K. Klenk
                                   Assistant Secretary
Date:  June 29, 1998

  *Please print the name and title of the signing officer below the signature.
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